Non-Controlling Interests - Additional Information (Details)	Oct. 21, 2024 CAD ($) shares	Dec. 31, 2025 CAD ($)	Dec. 31, 2024 CAD ($)
Disclosure of subsidiaries [line items]
Common shares acquired, Percentage	35.00%
Current assets		$ 449,619,000	$ 461,840,000
Current liabilities		92,209,000	90,557,000
Nova [Member]
Disclosure of subsidiaries [line items]
Transaction for consideration of approximately	$ 40,000,000
Common shares acquired, Percentage	35.00%
Cash transferred for each ordinary shares of acquire	$ 1.75
Cash consideration paid	$ 37,300,000
Shares issued as share consideration | shares	159,792
Aaggregate consideration being payable, Percentage	50.00%
Number of instruments or interests issued or issuable for each ordinary shares of acquire | shares	0.58
Current assets		0	0
Non-current assets		0	0
Non-current liabilities		0	0
Current liabilities		$ 0	$ 0
Nova [Member] | Top Of Range [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	65.00%
Nova [Member] | Bottom Of Range [Member]
Disclosure of subsidiaries [line items]
Percentage of equity interest	100.00%